Interest and Finance Costs	12 Months Ended
Dec. 31, 2016
Interest and Finance Costs [Abstract]
Interest and Finance Costs

11.       Interest and Finance Costs

The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	2016	2015	2014
Interest expense	$19,523	$13,922	$7,815
Amortization of financing costs	1,503	1,364	519
Commitment fees and other costs	923	269	93
Total	$21,949	$15,555	$8,427

Total interest incurred on long-term debt for 2016, 2015 and 2014 amounted to $21,009, $14,622, and $8,221, respectively, of which $1,486, $700, and $406, respectively, were capitalized and included in “Advances for vessels under construction and acquisitions and other vessel costs”.